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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                July 3, 2012
 ------------------------ ----------------------------- -------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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
CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          7/3/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 6/30/2012
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
----------------------------------- --------------- --------- -------- -------- -- ---------- --------------- ------ ------- -------
AT&T INC.                           Common Stock    00206R102      238     6679 SH OTHER                        5573    1106
AT&T INC.                           Common Stock    00206R102     1514    42459 SH SOLE                        41934             525
ABBOTT LABS                         Common Stock    002824100      164     2550 SH OTHER                        2550
ABBOTT LABS                         Common Stock    002824100     1669    25895 SH SOLE                        25395      40     460
AIR PRODS & CHEMS INC               Common Stock    009158106      206     2550 SH SOLE                         2550
APPLE COMPUTER INC                  Common Stock    037833100      126      215 SH OTHER                         215
APPLE COMPUTER INC                  Common Stock    037833100     1481     2536 SH SOLE                         2516      20
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103      237     4260 SH OTHER                        4260
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103     1708    30695 SH SOLE                        29985      35     675
AUTOZONE, INC.                      Common Stock    053332102       46      125 SH OTHER                         125
AUTOZONE, INC.                      Common Stock    053332102      340      925 SH SOLE                          860              65
BB&T CORP                           Common Stock    054937107       52     1699 SH OTHER                        1699
BB&T CORP                           Common Stock    054937107      633    20523 SH SOLE                        20083     100     340
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      111     1330 SH OTHER                        1330
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      854    10250 SH SOLE                         9195     150     905
CHEVRON CORPORATION                 Common Stock    166764100      194     1839 SH OTHER                        1839
CHEVRON CORPORATION                 Common Stock    166764100     1666    15794 SH SOLE                        15079     110     605
CHUBB CORP                          Common Stock    171232101       54      745 SH OTHER                         745
CHUBB CORP                          Common Stock    171232101     1248    17145 SH SOLE                        16550             595
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101       72      941 SH OTHER                         941
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101      459     6023 SH SOLE                         5603      40     380
DANAHER CORP                        Common Stock    235851102       57     1100 SH OTHER                        1100
DANAHER CORP                        Common Stock    235851102      189     3638 SH SOLE                         3638
EMERSON ELEC CO                     Common Stock    291011104      103     2206 SH OTHER                        2206
EMERSON ELEC CO                     Common Stock    291011104      389     8353 SH SOLE                         8353
EXELON CORPORATION                  Common Stock    30161N101      116     3095 SH OTHER                        3095
EXELON CORPORATION                  Common Stock    30161N101      118     3128 SH SOLE                         3128
EXPEDITORS INTL WASH INC            Common Stock    302130109       16      400 SH OTHER                         400
EXPEDITORS INTL WASH INC            Common Stock    302130109      608    15680 SH SOLE                        14495     175    1010
EXXON MOBIL CORP                    Common Stock    30231G102      907    10601 SH OTHER                        7945    2656
EXXON MOBIL CORP                    Common Stock    30231G102     2731    31916 SH SOLE                        30744     175     997
GENERAL DYNAMICS CORP               Common Stock    369550108       77     1165 SH OTHER                        1165
GENERAL DYNAMICS CORP               Common Stock    369550108      521     7895 SH SOLE                         7430             465
GENERAL ELEC CO                     Common Stock    369604103      258    12372 SH OTHER                       11572     800
GENERAL ELEC CO                     Common Stock    369604103      433    20765 SH SOLE                        20145     220     400
GENERAL MILLS INC                   Common Stock    370334104       51     1320 SH OTHER                         920     400
GENERAL MILLS INC                   Common Stock    370334104      516    13376 SH SOLE                        12976             400
GOOGLE INC CL A                     Common Stock    38259P508       53       91 SH OTHER                          91
GOOGLE INC CL A                     Common Stock    38259P508      392      676 SH SOLE                          616              60
INTEL CORP                          Common Stock    458140100      286    10740 SH SOLE                        10740
INTERNATIONAL BUSINESS MACHINES COR Common Stock    459200101      306     1565 SH SOLE                         1405      70      90
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234       88     2240 SH OTHER                        2240
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234      272     6953 SH SOLE                         6953
J P MORGAN CHASE & CO               Common Stock    46625H100       32      900 SH OTHER                         900
J P MORGAN CHASE & CO               Common Stock    46625H100      507    14194 SH SOLE                        13854      90     250
JOHNSON & JOHNSON                   Common Stock    478160104      187     2767 SH OTHER                        2067     700
JOHNSON & JOHNSON                   Common Stock    478160104     1186    17562 SH SOLE                        17362      40     160
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100       34      462 SH OTHER                         462
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100      223     3031 SH SOLE                         2945      86
LOWES COS INC                       Common Stock    548661107       22      775 SH OTHER                         775
LOWES COS INC                       Common Stock    548661107      354    12455 SH SOLE                        11875      60     520
MASTERCARD INC.                     Common Stock    57636Q104      329      766 SH SOLE                          681      15      70
MC DONALDS CORP                     Common Stock    580135101      252     2846 SH OTHER                        2846
MC DONALDS CORP                     Common Stock    580135101     1617    18269 SH SOLE                        17934      40     295
MICROSOFT CORP                      Common Stock    594918104       68     2211 SH OTHER                        2211
MICROSOFT CORP                      Common Stock    594918104      359    11725 SH SOLE                        10775     250     700
NEXTERA ENERGY INC COM              Common Stock    65339F101      307     4460 SH SOLE                         4156     100     204
NIKE INC                            Common Stock    654106103      133     1516 SH OTHER                        1416     100
NIKE INC                            Common Stock    654106103      638     7264 SH SOLE                         6864     200     200
NOVARTIS A G  A D R                 American Deposi 66987V109       67     1192 SH OTHER                        1192
NOVARTIS A G  A D R                 American Deposi 66987V109      682    12195 SH SOLE                        11665     110     420
PEPSICO INC                         Common Stock    713448108      184     2610 SH OTHER                        2610
PEPSICO INC                         Common Stock    713448108     1491    21103 SH SOLE                        20553             550

CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          7/3/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 6/30/2012
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
----------------------------------- --------------- --------- -------- -------- -- ---------- --------------- ------ ------- -------

PFIZER INC                          Common Stock    717081103       90     3915 SH OTHER                        3915
PFIZER INC                          Common Stock    717081103      754    32803 SH SOLE                        31788            1015
PROCTER & GAMBLE CO                 Common Stock    742718109      136     2223 SH OTHER                        2153      70
PROCTER & GAMBLE CO                 Common Stock    742718109     1110    18131 SH SOLE                        17646      70     415
ROCKPORT NATL BANCORP INC           Common Stock    773871108      567    10120 SH SOLE                        10120
SPDR TR                             ETF-DOMESTIC LA 78462F103       70      512 SH OTHER                         512
SPDR TR                             ETF-DOMESTIC LA 78462F103      198     1454 SH SOLE                         1454
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      145     4105 SH OTHER                        4105
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      535    15170 SH SOLE                        14805     225     140
ENERGY SELECT SECTOR SPDR           Common Stock    81369Y506      341     5145 SH SOLE                         4905             240
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      253    17265 SH OTHER                       17265
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      739    50494 SH SOLE                        50044     450
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704        8      235 SH OTHER                         235
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704      353     9902 SH SOLE                         9902
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803       25      883 SH OTHER                         883
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803      706    24581 SH SOLE                        23806             775
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886       46     1235 SH OTHER                        1235
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886      765    20675 SH SOLE                        19650     205     820
SYSCO CORP                          Common Stock    871829107       76     2560 SH OTHER                        2560
SYSCO CORP                          Common Stock    871829107      371    12450 SH SOLE                        11805             645
AXIAM, INC.                         Common Stock    87508Y992        0    10000 SH SOLE                        10000
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      122     3088 SH OTHER                        3088
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      263     6658 SH SOLE                         6103      75     480
3M CO                               Common Stock    88579Y101      276     3083 SH OTHER                        2983     100
3M CO                               Common Stock    88579Y101     1109    12381 SH SOLE                        11701     100     580
UNITED TECHNOLOGIES CORP            Common Stock    913017109      212     2812 SH SOLE                         2712             100
VANGUARD EMERGING MKT ETF           ETF-INTERNATION 922042858      251     6282 SH SOLE                         6282
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      234     5263 SH OTHER                        4957     306
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      549    12358 SH SOLE                        11070     600     688
WESTERN UNION COMPANY               Common Stock    959802109       78     4605 SH OTHER                        4605
WESTERN UNION COMPANY               Common Stock    959802109      551    32699 SH SOLE                        31464            1235
ACCENTURE LTD                       Common Stock    G1151C101      120     2000 SH OTHER                        2000
ACCENTURE LTD                       Common Stock    G1151C101      508     8457 SH SOLE                         8107     100     250

FINAL TOTALS FOR 96 RECORDS                                      41792